Income Taxes - Net operating loss carryforward (Details) - Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 827.4	$ 118.8
Net operating tax loss carryforward, expire in 2020	29.0
Net operating tax loss carryforward, expire in 2021	67.3
Net operating tax loss carryforward, expire in 2022	69.7
Net operating tax loss carryforward, expire in 2023	222.3
Net operating tax loss carryforward, expire in 2024	¥ 439.1